Related Party Transactions	6 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
13.	RELATED PARTY TRANSACTIONS

Related parties

The Company’s related parties with which the Company had transactions include its subsidiaries, any director or executive officers of the Company and his or her immediate family members, as well as any shareholders owning more than 5% of the Company’s Ordinary Shares.

Name of Related Party	Relationship to the Company
Dr. Chi Sing Chiu	The controlling shareholder and chairman of the board of director of the Company

Ms. Woon Bing Yeung	A shareholder of the Company and spouse of Dr. Chi Sing Chiu

The balance of related parties as of September 30, 2024 and March 31, 2024 was nil. There were no related party transactions for the six months ended September 30, 2024 and 2023, respectively.

Loan guarantee provided by related parties

In connection with the Company’s long-term loan borrowed from BOCHK and line of credit agreements with BOCHK for the EID facility, revolving loan facility and forex hedging facility, the Company’s controlling shareholder and chairman of the board, Dr. Chi Sing Chiu, and his spouse, Ms. Woon Bing Yeung, jointly provided loan guarantees to the Company’s borrowing from BOCHK (see Note 11).